INSURANCE CLAIMS	12 Months Ended
Dec. 31, 2019
All years of insurance claim [member]
INSURANCE CLAIMS [Line Items]
Disclosure of claims and benefits paid [text block]

NOTE 10: INSURANCE CLAIMS

	2019	2018	2017
Insurance claims comprise:	£m	£m	£m
Life insurance and participating investment contracts
Claims and surrenders	(8,684)	(8,735)	(8,898)
Change in insurance and participating investment contracts (note 32)	(12,633)	4,565	(9,067)
Change in non-participating investment contracts	(2,664)	628	2,836
	(23,981)	(3,542)	(15,129)
Reinsurers’ share	290	404	35
	(23,691)	(3,138)	(15,094)
Change in unallocated surplus	(19)	8	(147)
Total life insurance and participating investment contracts	(23,710)	(3,130)	(15,241)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(287)	(335)	(337)
Total insurance claims	(23,997)	(3,465)	(15,578)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(674)	(721)	(675)
Maturities	(1,122)	(1,198)	(1,280)
Surrenders	(5,523)	(5,548)	(5,674)
Annuities	(1,104)	(1,032)	(985)
Other	(261)	(236)	(284)
Total life insurance gross claims and surrenders	(8,684)	(8,735)	(8,898)